Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories, net consist of the following (in thousands):

	March 31, 2025	December 31, 2024
Raw materials	$420	$289
Finished goods	865	615
Inventories	$1,285	$904
Inventories, net consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Raw materials	$289	$373
Finished goods	615	660
Inventories	$904	$1,033